Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Calculation of Basic and Diluted Net Income (Loss) Per Ordinary Share (Detail) - USD ($)	1 Months Ended	3 Months Ended						6 Months Ended		12 Months Ended
	Dec. 31, 2020	Mar. 31, 2022	Mar. 26, 2022	Mar. 26, 2022	Mar. 31, 2021	Mar. 27, 2021	Mar. 27, 2021	Mar. 26, 2022	Mar. 27, 2021	Dec. 31, 2021	Sep. 25, 2021	Sep. 26, 2020	Sep. 28, 2019	Sep. 28, 2019
Numerator:
Allocation of net loss	$ (18,846)	$ (2,303,304)	$ (29,903,000)		$ (523,923)	$ (26,855,000)		$ (52,956,000)	$ (53,058,000)	$ (6,475,753)	$ (122,314,000)	$ (109,521,000)	$ (104,361,000)	$ (104,361,000)
Denominator:
Basic and diluted weighted average ordinary share outstanding			6,872,944	6,872,944		6,426,203	6,426,203	6,682,894	6,426,203		6,426,203	6,426,203	6,426,203
Basic and diluted net loss per ordinary share			$ (5.61)	$ (5.61)		$ (5.46)	$ (5.46)	$ (10.51)	$ (10.82)		$ (24.16)	$ (21.64)	$ (20.16)
SVF INVESTMENT CORP. 3 [Member]
Numerator:
Allocation of net loss	$ (18,846)	(2,303,304)			(523,923)					(6,475,753)
Class A Ordinary Shares Subject to Possible Redemption [Member] | SVF INVESTMENT CORP. 3 [Member]
Numerator:
Allocation of net loss		$ (1,795,949)			$ (261,798)
Denominator:
Basic and diluted weighted average ordinary share outstanding		32,000,000			7,466,667
Basic and diluted net loss per ordinary share		$ (0.06)			$ (0.04)
Non-redeemable ordinary shares | SVF INVESTMENT CORP. 3 [Member]
Numerator:
Allocation of net loss		$ (507,355)			$ (262,125)
Denominator:
Basic and diluted weighted average ordinary share outstanding		9,040,000			7,476,000
Basic and diluted net loss per ordinary share		$ (0.06)			$ (0.04)
Class A ordinary shares subject to possible redemption [Member] | SVF INVESTMENT CORP. 3 [Member]
Numerator:
Allocation of net loss										$ (4,856,235)
Denominator:
Basic and diluted weighted average ordinary share outstanding	0	32,000,000			7,466,667					25,950,685
Basic and diluted net loss per ordinary share		$ (0.06)			$ (0.04)					$ (0.19)
Non-redeemable ordinary shares [Member] | SVF INVESTMENT CORP. 3 [Member]
Numerator:
Allocation of net loss	$ (18,846)									$ (1,619,518)
Denominator:
Basic and diluted weighted average ordinary share outstanding	7,000,000 [1]	9,040,000			7,476,000					8,654,356
Basic and diluted net loss per ordinary share	$ 0	$ (0.06)			$ (0.04)					$ (0.19)

[1]	This number excludes an aggregate of up to 1,000,000 Class B ordinary shares (other than the founder shares transferred to the two independent directors) subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. (see Note 5)